UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      82
Form 13F Information Table Value Total:	$112,988 (thousands)

List of Other Included Managers:
NONE

                                     TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER                CLASS           CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------               --------         -----   -------- ------- --- ---- -------  --------   ----  ------  ----
Core Laboratories N V           COM                N22717107     1200   10,060 SH      SOLE                10,060       0     0
AT&T Inc.                       COM                00206R102     2456   64,726 SH      SOLE                62,386       0  2340
AFLAC Inc                       COM                  1055102      429    6,610 SH      SOLE                 6,270       0   340
Agnico Eagle Mines  Ltd         COM                  8474108      659    9,730 SH      SOLE                 9,090       0   640
Alcoa Inc                       COM                 13817101      310    8,600 SH      SOLE                 8,100       0   500
America Movil SAB DE CV Series  SPONS ADR L SHS    02364W105      755   11,849 SH      SOLE                11,349       0   500
Apache Corp                     COM                 37411105     1677   13,877 SH      SOLE                12,517       0  1360
Apple Inc                       COM                 37833100     1151    8,020 SH      SOLE                 7,710       0   310
Bank Of America Corporation     COM                 60505104     2496   65,844 SH      SOLE                65,844       0     0
Berkshire Hathaway Inc Cl A     CL A                84670108      667        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B     CL B                84670207     7268    1,639 SH      SOLE                 1,544       0    95
Bhp Billiton Ltd Spon ADR       SPONSORED ADR       88606108      915   13,900 SH      SOLE                12,980       0   920
Boeing Co                       COM                 97023105      631    8,588 SH      SOLE                 8,098       0   490
Burlingtn Northern Santa Fe C   COM                12189T104     2568   28,041 SH      SOLE                26,681       0  1360
CVS Caremark Corporation        COM                126650100      731   18,210 SH      SOLE                17,450       0   760
Caterpillar Inc Del             COM                149123101      817   10,530 SH      SOLE                10,010       0   520
Chesapeake Energy Corp          COM                165167107     3400   74,200 SH      SOLE                70,840       0  3360
Chevron Corp New                COM                166764100      895   10,568 SH      SOLE                10,368       0   200
CME Group, Inc.                 COM                167760107      435      928 SH      SOLE                   880       0    48
Coca Cola Company               COM                191216100      953   15,660 SH      SOLE                14,700       0   960
Conocophillips                  COM                20825C104     1995   26,428 SH      SOLE                25,518       0   910
Costco Whsl Corp New            COM                22160K105      404    6,220 SH      SOLE                 5,920       0   300
Exelon Corporation              COM                30161N101     1366   16,810 SH      SOLE                16,750       0    60
Exxon Mobil Corporation         COM                30231G102     3655 43,211.55SH      SOLE                43,212       0     0
Flir Systems Inc                COM                302445101      536   17,810 SH      SOLE                16,850       0   960
Firstenergy Corp                COM                337932107      343    5,000 SH      SOLE                 5,000       0     0
Freeport-McMoRan Copper & Gold  COM                35671D857     3726   38,900 SH      SOLE                37,220       0  1680
General Dynamics Corp           COM                369550108     1184   14,350 SH      SOLE                13,500       0   850
General Electric Company        COM                369604103     1802 49,091.39SH      SOLE                47,677       0  1414
Gildan Activewear Inc           COM                375916103      481   12,880 SH      SOLE                12,240       0   640
Gilead Sciences Inc             COM                375558103     1309   25,410 SH      SOLE                24,210       0  1200
Google Inc Class A              CL A               38259P508      503    1,143 SH      SOLE                 1,095       0    48
Great Plains Energy Inc         COM                391164100      219    8,900 SH      SOLE                 8,900       0     0
Halliburton Co Hldg Co          COM                406216101     1403 36,174.59SH      SOLE                34,775       0  1400
Helmerich & Payne Inc           COM                423452101      696   14,960 SH      SOLE                14,460       0   500
Hewlett-Packard Company         COM                428236103     1370   30,370 SH      SOLE                29,130       0  1240
Honeywell Intl Inc              COM                438516106      909   16,390 SH      SOLE                15,430       0   960
International Business Machine  COM                459200101      463    4,024 SH      SOLE                 4,024       0     0
iShares Inc Msci Emuindex Fd    MSCI EMU INDEX     464286608      348    3,200 SH      SOLE                 3,200       0     0
iShares Tr DJ Sel Div Inx       DJ SEL DIV INX     464287168     2996   52,106 SH      SOLE                51,036       0  1070
iShares Tr Barclays TIPS Bd Fd  BARCLYS TIPS BD    464287176     1495   13,599 SH      SOLE                13,599       0     0
iShares Tr MSCI Emerging Mkts   MSCI EMERG MKT     464287234     1169    8,700 SH      SOLE                 8,310       0   390
iShares Tr IBOXX Corp Bond Fd   IBOXX INV CPBD     464287242     1710   16,798 SH      SOLE                16,798       0     0
iShares Tr MSCI Eafe Index Fd   MSCI EAFE IDX      464287465     3513   48,864 SH      SOLE                40,164       0  8700
iShares Tr DJ US Utilities Idx  DJ US UTILS        464287697     1430   15,782 SH      SOLE                15,172       0   610
iShares Tr Dow Jones US         DJ US TELECOMM     464287713      232    9,935 SH      SOLE                 9,935       0     0
iShares Tr S&P Smallcap 600 Id  S&P SMLCAP 600     464287804      494    8,235 SH      SOLE                 8,235       0     0
iShares Barclays 3-7 Yr Treas   BARCLAYS 3-7 YR    464288661     3304   30,821 SH      SOLE                30,821       0     0
Johnson & Johnson               COM                478160104     2203   34,167 SH      SOLE                32,447       0  1720
Kansas City Southern Ind        COM NEW            485170302     1161   28,950 SH      SOLE                27,210       0  1740
Marathon Oil Corp               COM                565849106     1087   23,830 SH      SOLE                22,770       0  1060
Market Vectors Gold Miners ETF  GOLD MINER ETF     57060U100     2700   56,770 SH      SOLE                49,440       0  7330
McDonalds Corp                  COM                580135101      332 5,958.01 SH      SOLE                 5,858       0   100
Microsoft Corp                  COM                594918104      864   30,451 SH      SOLE                28,831       0  1620
Nike Inc Cl B                   CL B               654106103     1374   20,310 SH      SOLE                19,570       0   740
Nokia Corp ADR                  SPONSORED ADR      654902204      352   11,060 SH      SOLE                10,420       0   640
Norfolk Southern Corp           COM                655844108      839   15,555 SH      SOLE                15,155       0   400
Novo Nordisk A/S Adr  Fmly Nov  ADR                670100205      790   11,410 SH      SOLE                10,670       0   740
OGE Energy Corp Hldg Co         COM                670837103      281    9,000 SH      SOLE                 9,000       0     0
Petrobras Brasileiro Sa Petro   SPONSORED ADR      71654V408     1283   12,560 SH      SOLE                11,860       0   700
Procter & Gamble Co             COM                742718109     1487   21,341 SH      SOLE                20,341       0  1000
Qualcomm Inc                    COM                747525103      601   14,760 SH      SOLE                13,940       0   820
Rayonier Inc                    COM                754907103      288    6,635 SH      SOLE                 6,635       0     0
Research In Motion Ltd          COM                760975102      502    4,470 SH      SOLE                 4,220       0   250
Rohm & Haas Co                  COM                775371107      962   17,860 SH      SOLE                17,200       0   660
Rydex S&P Equal Weight Industr  INDLS ETF          78355W833      284    5,460 SH      SOLE                 5,460       0     0
SPDR Trust Ser 1                UNIT SER 1         78462F103      455    3,450 SH      SOLE                 3,450       0     0
Select Sector Materials SPDR    SBI MATERIALS      81369Y100     1613   40,160 SH      SOLE                38,580       0  1580
Select Sector Healthcare SPDR   SBI HEALTHCARE     81369Y209      893   28,640 SH      SOLE                28,640       0     0
Select Sector Consumer Staples  SBI CONS STPLS     81369Y308     4856  174,304 SH      SOLE                165,54       0  8760
Select Sector Consumer Discr.   SBI CONS DISCR     81369Y407      369   12,020 SH      SOLE                12,020       0     0
Select Sector Energy SPDR Tr    SBI INT-ENERGY     81369Y506     1506   20,335 SH      SOLE                18,415       0  1920
Select Sector Technology SPDR   SBI INT-TECH       81369Y803     5359  240,649 SH      SOLE                224,36       0 16282
Select Sector Utilities SPDR T  SBI INT-UTILS      81369Y886     1946   51,602 SH      SOLE                49,722       0  1880
Stryker Corp                    COM                863667101      607    9,335 SH      SOLE                 8,815       0   520
Tortoise Energy Infrastructure  COM                89147L100      253    8,435 SH      SOLE                 8,435       0     0
Travelers Companies Inc         COM                89417E109      734   15,606 SH      SOLE                14,466       0  1140
UMB Financial Corp              COM                902788108      742   18,000 SH      SOLE                18,000       0     0
US Bancorp Del                  COM NEW            902973304      855   26,795 SH      SOLE                24,895       0  1900
United Technologies Corp        COM                913017109     1455   21,315 SH      SOLE                20,395       0   920
Wells Fargo & Co New            COM                949746101      581   20,340 SH      SOLE                19,320       0  1020
XTO Energy Inc.                 COM                98385X106     3906   63,706 SH      SOLE                60,556       0  3150